Revenue - Schedule of Future Commited Modular Leasing Revenues (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Revenue from Contract with Customer [Abstract]
2024	$ 367,965
2025	129,048
2026	42,698
2027	17,988
2028	7,887
Thereafter	5,399
Total	$ 570,985